Schedule of Equipment (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Equipment Schedule Of Equipment 1	$ 8,358
Equipment Schedule Of Equipment 2	8,358
Equipment Schedule Of Equipment 3	0
Equipment Schedule Of Equipment 3	8,358
Equipment Schedule Of Equipment 4	6,549
Equipment Schedule Of Equipment 5	1,809
Equipment Schedule Of Equipment 6	20,274
Equipment Schedule Of Equipment 7	20,274
Equipment Schedule Of Equipment 8	0
Equipment Schedule Of Equipment 9	20,274
Equipment Schedule Of Equipment 10	18,666
Equipment Schedule Of Equipment 11	1,608
Equipment Schedule Of Equipment 12	1,464,478
Equipment Schedule Of Equipment 13	601,528
Equipment Schedule Of Equipment 14	862,950
Equipment Schedule Of Equipment 15	1,464,478
Equipment Schedule Of Equipment 16	379,843
Equipment Schedule Of Equipment 17	1,084,635
Equipment Schedule Of Equipment 18	333,989
Equipment Schedule Of Equipment 19	131,467
Equipment Schedule Of Equipment 20	202,522
Equipment Schedule Of Equipment 21	333,989
Equipment Schedule Of Equipment 22	52,014
Equipment Schedule Of Equipment 23	281,975
Equipment Schedule Of Equipment 24	1,827,099
Equipment Schedule Of Equipment 25	761,627
Equipment Schedule Of Equipment 26	1,065,472
Equipment Schedule Of Equipment 27	1,827,099
Equipment Schedule Of Equipment 28	457,072
Equipment Schedule Of Equipment 29	$ 1,370,027